Supplement dated August 7, 2014

to the Prospectus, as supplemented, dated May 1, 2014

for Tri-Continental Corporation

(the Corporation)

Effective August 7, 2014, the following changes are hereby made to the Corporation’s prospectus:

The description of the portfolio managers responsible for the Corporation’s day-to-day portfolio management, as described under the caption “Portfolio Managers” in the Management of the Corporation section is superseded and replaced with the following:

Brian M. Condon, Co-Portfolio Manager

•	Managed the Corporation since May 2010.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.
•	Began investment career in 1993.
•	BA from Bryant University and MS in finance from Bentley University.

Peter Albanese, Co-Portfolio Manager

•	Managed the Corporation since August 2014.
•	Joined the investment manager in August 2014 as a Senior Portfolio Manager.
•	Previously, Mr. Albanese was employed by Robeco Investment Management from 2003 to 2013, where he was a managing director and senior portfolio manager.
•	Began investment career in 1991.
•	BS from Stony Brook University and an MBA from the Stern School of Business at New York University.

Yan Jin, Co-Portfolio Manager

•	Managed the Corporation since March 2012.
•	Joined the investment manager in 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.
•	Began investment career in 1998.
•	MA in economics from North Carolina State University.

David L. King, Co-Portfolio Manager

•	Managed the Corporation since April 2011.
•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since March 2010.
•	Previously, Mr. King was employed by Putnam Investments from 1983 to 2008, where he was a senior portfolio manager.
•	Began investment career in 1983.
•	BS from the University of New Hampshire and an MBA. from Harvard Business School.

Shareholders should retain this Supplement for future reference.

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